Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	Premier Multi-Series VIT
Central Index Key	0001551431
Amendment Flag	false
Document Creation Date	Apr. 13, 2016
Document Effective Date	Apr. 25, 2016
Prospectus Date	Apr. 25, 2016